Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment, net consist of the following:

	June 30, 2025	June 30, 2024
Leasehold improvement	$620,625	$623,804
Office furniture, equipment and others	88,736	79,772
Motor vehicles	363,340	222,323
Total	1,072,701	925,899
Less: accumulated depreciation	(857,267)	(784,165)
Total	$215,434	$141,734